Supplement dated June 25, 2014
to the Prospectus, as supplemented, of the following Fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Limited Duration Credit Fund	05/01/2014
Effective July 1, 2014, the following changes are made to the Fund's prospectus:
The Annual Fund Operating Expenses table under the caption "Fees and Expenses of the Fund" in the "Summary of Columbia VP - Limited Duration Credit Fund" section is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees(a)	0.41%	0.41%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.13%	0.13%
Total annual Fund operating expenses	0.54%	0.79%
(a)	Management fees have been restated to reflect contractual changes to the investment management fee rates.
The expense example table under the caption "Fees and Expenses of the Fund – Example" in the "Summary of Columbia VP – Limited Duration Credit Fund" section is hereby superseded and replaced with the following:

	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$55	$173	$302	$677
Class 2 (whether or not shares are redeemed)	$81	$252	$439	$978